Note 33 Commitments and guarantees given (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial guarantees and other commitments [Line Items]
Gross loan commitments		€ 136,920	€ 119,618	€ 132,584
Financial guarantees given		16,511	11,720	10,665
Other Commitments And Guarantees Given		39,137	34,604	36,190
Total Loan commitments and financial guarantees		192,568	165,941	179,440
Defaulted [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		177	171	265
Financial guarantees given	[1]	281	245	290
Other Commitments And Guarantees Given	[1]	689	541	477
Central banks [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		0	0	0
Financial guarantees given		0	0	1
Other Commitments And Guarantees Given		0	2	124
Government [member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		3,031	3,483	2,919
Financial guarantees given		96	162	132
Other Commitments And Guarantees Given		215	212	199
Banks [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		15,407	16,085	11,426
Financial guarantees given		475	312	339
Other Commitments And Guarantees Given		4,134	4,266	5,285
Other financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		5,895	4,583	5,862
Financial guarantees given		1,263	1,026	587
Other Commitments And Guarantees Given		1,758	1,753	2,902
Non financial corporations [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		68,120	59,475	71,011
Financial guarantees given		14,541	10,039	9,376
Other Commitments And Guarantees Given		32,858	28,224	27,496
Households [Member]
Financial guarantees and other commitments [Line Items]
Gross loan commitments		44,467	35,991	41,366
Financial guarantees given		135	181	231
Other Commitments And Guarantees Given		€ 171	€ 147	€ 182

[1]	(1) In December 2020, it includes the balance of the Group's businesses in the United States included in the USA Sale (see Notes, 3 and 21). Non-performing financial guarantees given amounted to €970, €786, and €767 million, respectively, as of December 31, 2022, 2021 and 2020.